Income Taxes - Schedule of Income Tax Rate Reconciliation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Income Tax Rate Reconciliation [Abstract]
Net income before income tax expense	$ 119,017	$ 695,614	$ 1,285,359
Tax effect at the Malaysia corporate tax rate of 24%	28,564	166,947	308,486
Tax effect of preferential tax rate		(9,873)	(9,549)
Non-deductible expenditure	75,535	51,351	19,311
Income not subject to tax	(2,550)	(2,559)	(3,179)
Double tax deduction/ tax incentives	(1,270)	(1,653)	(8,525)
Over provision in prior years	(92,865)
Total	$ 7,414	$ 204,213	$ 306,544